Property, Equipment And Software - Schedule of property, equipment and software, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 68,779	$ 10,793	¥ 56,171
Less: accumulated depreciation and amortization	(44,162)	(6,930)	(30,899)
Net book value	24,617	3,863	25,272
Construction in progress	21,099	3,311
Total net book value of property, equipment and software	45,716	7,174	25,272
Laboratory Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	36,295	5,696	30,808
Leasehold improvement [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	18,945	2,973	13,842
Software [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	11,071	1,737	9,990
Office furniture and equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 2,468	$ 387	¥ 1,531